Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
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Calculation of Earnings (Loss) Per Share

(€’000)	As at 31 December,
	2019	2018	2017
Loss of the year attributable to Equity Holders	(28,632)	(37,427)	(56,395)
Weighted average number of shares outstanding	12,523,166	11,142,244	9,627,601

Earnings per share (non-fully diluted) in €	(2.29)	(3.36)	(5.86)

Outstanding warrants	1,292,380	731,229	674,962